Share capital (Details) - Equity Option [Member]	6 Months Ended
Jun. 30, 2022 $ / shares shares
Statement [Line Items]
Number of outstanding balance, Beginning | shares	6,428,000
Expired / Cancelled | shares	0
Granted | shares	0
Number of outstanding balance, Ending | shares	6,428,000
Options exercisable | shares	6,373,833
Weighted average exercise price, Beginning | $ / shares	$ 1.81
Weighted average exercise price, Expired / Cancelled | $ / shares	0
Weighted average exercise price, Granted | $ / shares	0
Weighted average exercise price, Ending | $ / shares	1.81
Weighted average exercise price, Options exercisable | $ / shares	$ 1.80
Weighted average remaining contractual life (in years), Beginning	3 years 10 months 9 days
Weighted average remaining contractual life (in years), Granted	0 years
Weighted average remaining contractual life (in years), Ending	3 years 4 months 9 days
Weighted average remaining contractual life options exercisable (in years)	3 years 3 months 25 days